Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Fair Value Measurements
Note 13—Fair Value Measurements
Recurring Fair Value Measurements
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and March 31, 2021, by level, within the fair value hierarchy (in thousands):

	As of December 31, 2021				As of March 31, 2021
	Level 1	Level 2	Level 3	Balance as of December 31, 2021	Level 1	Level 2	Level 3	Balance as of March 31, 2021
Assets:
Money market funds	$1,448,771	$—	$—	$1,448,771	$1,420,597	$—	$—	$1,420,597
Investment in Datavant Class A units	—	—	215,681	215,681	—	—	—	—
Investment in Sio common shares	23,965	—	—	23,965	48,487	—	—	48,487
Investment in Arbutus common shares	151,116	—	—	151,116	53,325	—	—	53,325
Investment in Arbutus convertible preferred shares	—	—	—	—	—	76,037	—	76,037
Other investment	7,981	—	—	7,981	11,129	—	—	11,129

Total assets at fair value	$1,631,833	$—	$215,681	$1,847,514	$1,533,538	$76,037	$—	$1,609,575

Liabilities:
Debt issued by Dermavant to NovaQuest	$—	$—	$171,900	$171,900	$—	$—	$150,100	$150,100
Liability instruments measured at fair value (1)	42,098	—	52,502	94,600	—	—	67,893	67,893

Total liabilities at fair value	$42,098	$—	$224,402	$266,500	$—	$—	$217,993	$217,993

(1)
  At December 31, 2021, Level 1 includes the fair value of the Public Warrants of $42.1 million, and Level 3 includes the fair value of the
Earn-Out
Shares of $23.1 million, Private Placement Warrants of $21.0, and other liability instruments issued of $8.4 million. At March 31, 2021, Level 3 includes the fair value of the Sumitomo Options of $62.4 million and other liability instrument issued of $5.5 million.

There were no transfers of assets between Level 1 and Level 2 of the fair value measurement hierarchy that occurred during the nine months ended December 31, 2021.
Level 3 Disclosures
The Company measures its Level 3 assets and liabilities at fair value based on significant inputs not observable in the market, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the Level 3 assets and liabilities uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an ongoing basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value related to updated assumptions and estimates are recorded within the statements of operations at the end of each reporting period.

The fair value of Level 3 assets and liabilities may change significantly as additional data are obtained, impacting the Company’s assumptions regarding probabilities of potential scenarios used to estimate fair value. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.
The changes in fair value of the Level 3 assets during the nine months ended December 31, 2021 were as follows (in thousands):

Balance at March 31, 2021	$—
Fair value of investment in Datavant at recognition date	224,147
Changes in fair value of investment in Datavant, included in net loss	(8,466)

Balance at December 31, 2021	$215,681

There were no Level 3 assets held during the nine months ended December 31, 2020.
The changes in fair value of the Level 3 liabilities during the nine months ended December 31, 2021 and 2020 were as follows (in thousands):

Balance at March 31, 2020	$191,473
Changes in fair value of debt and liability instruments, included in net loss	31,577
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at December 31, 2020	$219,725

Balance at March 31, 2021	$217,993
Fair value of liability instrument issued	38,634
Changes in fair value of debt and liability instruments, included in net loss	29,247
Termination of DSP Options	(61,472)

Balance at December 31, 2021	$224,402

Investment in Datavant
The Company elected the fair value option to account for the investment in Datavant. The estimate of fair value for this investment was determined using an option pricing method (“OPM”). The OPM allows for the allocation of a company’s equity value among the various equity capital owners (preferred and common shareholders). The OPM uses the preferred shareholders’ liquidation preferences, participation rights, dividend policy, and conversion rights to determine how proceeds from a liquidity event shall be distributed among the various ownership classes at a future date. The fair value was calculated using significant unobservable inputs including the following:

Point Estimate Used
Input	As of December 31, 2021
Volatility	100.0%
Risk-free rate	0.41%
Debt issued by Dermavant to NovaQuest
The fair value of the debt instrument as of December 31, 2021 and March 31, 2021 represents the fair value of amounts payable to NovaQuest using the Monte Carlo simulation method under the income approach determined by using probability assessments of the expected future payments through 2032 and applying discount rates ranging from 10% to 12%. The future payments are based on significant inputs that are not observable in the market which are subject to remeasurement at each reporting date. The estimates of fair value may not be indicative of the amounts that could ultimately be paid by Dermavant to NovaQuest.
Earn-Out
Shares
The fair value of the
Earn-Out
Shares issued as part of the Business Combination was calculated using the Monte Carlo simulation method under the income approach. The model was structured to include the lock-up
periods to which the
Earn-Out
Shares are subject. Refer to Note 3, “Business Combination with MAAC” for additional details. Significant unobservable inputs used to calculate the fair value of the
Earn-Out
Shares included the following:

Point Estimate Used
Input	As of December 31, 2021
Volatility	80.6%
Risk-free rate	1.22%
As of December 31, 2021, the fair value of the
Earn-Out
Shares was $23.1 million.
Earn-Out
Shares are included in “Liability instruments measured at fair value” in the accompanying condensed consolidated balance sheets.
Private Placement Warrants
The fair value of the Private Placement Warrants issued as part of the Business Combination was calculated using the Monte Carlo simulation method under the income approach. The model was structured to incorporate the redemption features as discussed in Note 3, “Business Combination” and the added restriction by which the Company cannot redeem the Private Warrants if the Reference Value is greater than $18.00. Significant unobservable inputs used to calculate the fair value of the Private Placement Warrants included the following:

Point Estimate Used
Input	As of December 31, 2021
Volatility	32.5%
Risk-free rate	1.22%
Term (in years)	4.75
As of December 31, 2021, the fair value of the Private Placement Warrants was $21.0 million. The Private Placement Warrants are included in “Liability instruments measured at fair value” in the accompanying condensed consolidated balance sheets.

Note 15—Fair Value Measurements
Recurring Fair Value Measurements
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and 2020, by level, within the fair value hierarchy (in thousands):

	As of March 31, 2021				As of March 31, 2020
	Level 1	Level 2	Level 3	Balance as of March 31, 2021	Level 1	Level 2	Level 3	Balance as of March 31, 2020
Assets:
Money market funds	$1,420,597	$—	$—	$1,420,597	$1,874,662	$—	$—	$1,874,662
Investment in Sio common shares	48,487	—	—	48,487	45,329	—	—	45,329
Investment in Arbutus common shares	53,325	—	—	53,325	16,174	—	—	16,174
Investment in Arbutus convertible preferred shares	—	76,037	—	76,037	—	23,062	—	23,062
Other investments	11,129	—	—	11,129	8,880	—	—	8,880

Total assets at fair value	$1,533,538	$76,037	$—	$1,609,575	$1,945,045	$23,062	$—	$1,968,107

Liabilities:
Debt held by Dermavant with NovaQuest	$—	$—	$150,100	$150,100	$—	$—	$89,100	$89,100
Liability instruments measured at fair value	—	—	67,893	67,893	—	—	102,373	102,373

Total liabilities at fair value	$—	$—	$217,993	$217,993	$—	$—	$191,473	$191,473

There were no transfers of assets between Level 1 and Level 2 of the fair value measurement hierarchy that occurred during the years ended March 31, 2021 and 2020.
Level 3 Disclosures
The Company measures its Level 3 liabilities, including debt issued by Dermavant to NovaQuest and the Sumitomo Options, at fair value based on significant inputs not observable in the market, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the Level 3 liabilities uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an ongoing basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value related to updated assumptions and estimates are recorded within the statements of operations at the end of each reporting period.
The fair value of Level 3 liabilities may change significantly as additional data are obtained, impacting the Company’s assumptions regarding probabilities of potential scenarios used to estimate fair value. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The changes in fair value of the Level 3 liabilities during the years ended March 31, 2021 and 2020 were as follows (in thousands):

Balance at March 31, 2019	$103,628
Issuance of liability instruments measured at fair value	101,567
Changes in fair value of debt and liability instruments, included in net loss	(13,722)

Balance at March 31, 2020	191,473
Changes in fair value of debt and liability instruments, included in net loss	29,845
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at March 31, 2021	$217,993

Debt issued by Dermavant to NovaQuest
The fair value of the debt instrument as of March 31, 2021 and 2020 represents the fair value of amounts payable to NovaQuest using a Monte Carlo simulation model under the income approach determined by using probability assessments of the expected future payments through 2032 and applying discount rates ranging from 6% to 17%. The future payments are based on significant inputs that are not observable in the market which are subject to remeasurement at each reporting date. The estimates of fair value may not be indicative of the amounts that could ultimately be paid by Dermavant to NovaQuest.
Sumitomo Options
The fair value of the options to acquire the Company’s interest in Dermavant, Genevant, Lysovant, Metavant, Cytovant Parent, and Sinovant (collectively, the “Option Vants”) granted to Sumitomo under the Sumitomo Transaction Agreement as of March 31, 2021 and 2020 was calculated using significant unobservable inputs including the following:

	Range or Point Estimate Used
Input	As of March 31, 2021	As of March 31, 2020
Time to expiration (in years)	3.59	0.49 - 4.59
Risk-free rate	0.52%	0.15% - 0.35%
Volatility	89.0% - 95.0%	91.0% - 110.0%
As of March 31, 2021 and 2020, the fair value of the Sumitomo Options was $62.4 million and $95.9 million, respectively. Sumitomo Options are included in “Liability instruments measured at fair value” in the accompanying consolidated balance sheets.
In June 2021, the Company completed a transaction with Sumitomo pursuant to which Sumitomo terminated all of its existing options to acquire the Company’s equity interests in certain subsidiaries. See Note 19, “Subsequent Events” for additional information.